Fair Value Measurements and Valuation Processes - Summary of Assets and Liabilities Measured at Fair Value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 732	£ 818	£ 888
Liabilities at fair value	296	234	553
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	141	166	209
Derivatives relating to liabilities at fair value	82	91	212
Cross-Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	436	450	528
Derivatives relating to liabilities at fair value	16		132
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives relating to asset at fair value	155	202	151
Derivatives relating to liabilities at fair value	£ 198	£ 143	£ 209